Going concern	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going concern

Note 2 – Going concern

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States (“GAAP”), which contemplate continuation of the Company as a going concern. The Company incurred a net loss of $(591,529) for the nine months ended September 30, 2023 and accumulated deficits of $(2,411,286) as of September 30, 2023. The Company has negative working capital of $(9,928,099) as of September 30, 2023. The Company has not completed its efforts to establish a stabilized source of income sufficient to cover operating costs over a reasonable period of time. Therefore, there is substantial doubt about the Company’s ability to continue as a going concern. Management anticipates that the Company will be dependent, in the near future, on additional investment capital to fund operating expenses and its construction of a new production line. The Company intends to position itself so that it will be able to raise additional funds through the capital markets. There is no assurance that the Company will be successful in this or any of its endeavors to become financially viable and continue as a going concern.

Note 2 – Going concern

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States (“GAAP”), which contemplate continuation of the Company as a going concern. The Company currently has an accumulated deficits of $(1,819,757) as of December 31, 2022. The Company has negative working capital of $8,079,248 as of December 31, 2022. The Company has not completed its efforts to establish a stabilized source of gross profit sufficient to cover operating costs over a reasonable period of time. Therefore, there is substantial doubt about the Company’s ability to continue as a going concern. Management anticipates that the Company will be dependent, for the near future, on additional investment capital to fund operating expenses and its construction of new production line. The Company intends to position itself so that it will be able to raise additional funds through the capital markets. In light of management’s efforts, there are no assurances that the Company will be successful in this or any of its endeavors or become financially viable and continue as a going concern.